PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights

	As of December 31,
	2017	2018

Prepaid land use rights	28,370	765,114
Less: Accumulated amortization	(2,125)	(8,157)
Prepaid land use rights, net	26,245	756,957